Long-term Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term Investments
Impairment charges for equity investments without readily determinable fair values	$ 6,000	$ 38,700
Fair Value	158,090	136,832
Hydrogen-powered autonomous trucks manufacturing
Long-term Investments
Impairment charges		30,000
Online literature business
Long-term Investments
Impairment charges	3,700
Equity Method Investment
Long-term Investments
Fair Value	$ 21,300	$ 18,600